Real Estate Facilities - Additional Information (Detail) $ / shares in Units, $ in Millions																				9 Months Ended	12 Months Ended
	Sep. 01, 2022 RealEstateVenture	Jun. 28, 2022 USD ($)	Jun. 01, 2022 USD ($) ft² StorageProperty State Landparcel RealEstateVenture StorageFacility $ / shares	May 10, 2022 USD ($)	Mar. 17, 2022 USD ($)	Mar. 11, 2022 USD ($)	Feb. 24, 2022 USD ($) ft² StorageFacility StorageProperty State Landparcel StorageUnit	Feb. 23, 2022 USD ($)	Feb. 08, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 30, 2021 RealEstateVenture StorageFacility	Dec. 28, 2021 USD ($)	Oct. 19, 2021 USD ($) StorageFacility	May 27, 2021 USD ($) RealEstateVenture	Apr. 16, 2021 CAD ($) StorageFacility	Mar. 17, 2021 ft² StorageFacility State StorageUnit	Mar. 11, 2021 USD ($)	Mar. 10, 2021 USD ($)	Nov. 10, 2020 USD ($) RealEstateVenture ft² StorageFacility State	Sep. 30, 2022 USD ($) ft² StorageUnit StorageFacility RealEstateVenture Property State $ / shares	Dec. 31, 2021 StorageFacility State RealEstateVenture $ / shares	May 17, 2022	Apr. 16, 2021 USD ($)	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Number of states located for self storage facilities | State																				19	18
Number of self storage facilities | StorageFacility											2									153
Number of operating real estate properties | StorageFacility																					5
Number of development real estate properties | StorageFacility																					1
Purchase price																				$ 82,100,000
Occupancy percentage														95.00%
Number of self storage units | StorageFacility																					139
Self Storage Facility in Phoenix, Arizona
Business Acquisition [Line Items]
Debt Instrument, Term																	6 months
Self Storage Facility in Phoenix, Arizona | Mezzanine Loan
Business Acquisition [Line Items]
Debt Instrument, Face Amount																	$ 3,500,000	$ 3,500,000
Debt Instrument, Interest Rate, Effective Percentage																	8.50%	8.50%
Debt Instrument, Term																	6 months
Self Storage Facility in Phoenix, Arizona | Extension Option Mezzanine Loan
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																	9.25%	9.25%
Debt Instrument, Term																	180 days	180 days
Self Storage Facility in Phoenix, Arizona | Third Party Mortgage Loan on Property
Business Acquisition [Line Items]
Debt Instrument, Face Amount																	$ 9,000,000
SmartStop OP
Business Acquisition [Line Items]
Investments																		$ 5,000,000
SST VI OP
Business Acquisition [Line Items]
Number of self storage facilities | StorageFacility											2
SST VI OP | Mezzanine Loan
Business Acquisition [Line Items]
Debt Instrument, Face Amount																							$ 2,100,000
Debt Instrument, Interest Rate, Effective Percentage																	8.50%
SST VI OP | Extension Option Mezzanine Loan
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																	9.25%
SST VI OP | Self Storage Facility in Phoenix, Arizona
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment																	$ 16,000,000	$ 16,000,000
Minority and Marketability Discount
Business Acquisition [Line Items]
Alternative investment, measurement input			0.06																0.06
Canada
Business Acquisition [Line Items]
Number of self storage real estate joint ventures | RealEstateVenture																			6
SST IV Merger Agreement
Business Acquisition [Line Items]
Number of states located for self storage facilities | State																9
Number of self storage facilities | StorageFacility																24
Number of operating real estate properties | Property																				2
Number of self storage units | StorageUnit																18,000
Net rentable area, primarily self storage space | ft²																2,000,000
Percentage of voting membership interest																50.00%
SST IV Merger Agreement | Canada
Business Acquisition [Line Items]
Number of states located for self storage facilities | State																9			9
Number of self storage facilities | ft²																			24
Number of self storage real estate joint ventures | RealEstateVenture																			6
Number of operating real estate properties																3			3	5	5
Number of development real estate properties											1					3			3	1
Strategic Storage Trust IV, Inc.
Business Acquisition [Line Items]
Purchase price																			$ 286,028,173
Oakville III Property
Business Acquisition [Line Items]
Number of self storage facilities purchased | StorageFacility															1
Purchase price															$ 25.0
Occupancy percentage																							42.00%
Riverside III Property
Business Acquisition [Line Items]
Number of self storage facilities purchased | RealEstateVenture														1
Purchase price														$ 10,700,000
Lakewood Property
Business Acquisition [Line Items]
Number of self storage facilities purchased | StorageFacility													1
Purchase price													$ 17,500,000
Occupancy percentage													91.30%
Algonquin Property
Business Acquisition [Line Items]
Purchase price									$ 19,000,000
Occupancy percentage									72.40%
Algonquin Property | Subsequent Event
Business Acquisition [Line Items]
Purchase price									$ 19,000,000
Occupancy percentage									72.40%
Portland Property
Business Acquisition [Line Items]
Purchase price												$ 15,000,000
Vancouver Property | Subsequent Event
Business Acquisition [Line Items]
Purchase price										$ 25,000,000
Sacramento Property
Business Acquisition [Line Items]
Purchase price				$ 25,400,000
Occupancy percentage				90.30%
Sacramento Property | Subsequent Event
Business Acquisition [Line Items]
Purchase price								$ 25,800,000
Levittown and Newark Portfolio | Subsequent Event
Business Acquisition [Line Items]
Purchase price							$ 40,700,000
St. Johns Property
Business Acquisition [Line Items]
Purchase price					$ 16,300,000
Occupancy percentage																						94.60%
St. Johns Property | Subsequent Event
Business Acquisition [Line Items]
Purchase price					$ 16,300,000
Chandler Property | Subsequent Event
Business Acquisition [Line Items]
Purchase price						$ 25,500,000
S S G T I I Merger Agreement Member
Business Acquisition [Line Items]
Conversion of right to receive shares, description			converted into the right to receive 0.9118 shares of our Class A Shares																		will be converted into the right to receive 0.9118 shares of our Class A Shares
Number of states located for self storage facilities | State			7				7
Number of self storage facilities | StorageFacility			10				10													10
Purchase price			$ 261,158,513
Common Stock, par value | $ / shares			$ 0.001
Number of self storage units | StorageUnit							7,740													7,740
Net rentable area, primarily self storage space | ft²							853,900													853,900
Percentage of voting membership interest			50.00%				50.00%													50.00%
Number of operating self storage property | StorageProperty			1
Number of land parcels developed into self storage facilities | Landparcel			2
Remaining percentage of membership interest			50.00%
S S G T I I Merger Agreement Member | Subsequent Event
Business Acquisition [Line Items]
Number of states located for self storage facilities | State							7
Number of self storage facilities | StorageFacility							10
Number of self storage units | StorageUnit							7,740
Net rentable area, primarily self storage space | ft²							853,900
Percentage of voting membership interest							50.00%
Number of operating self storage property | StorageProperty							1
Number of land parcels developed into self storage facilities | Landparcel							2
Remaining percentage of membership interest							50.00%
S S G T I I Merger Agreement Member | Canada
Business Acquisition [Line Items]
Number of self storage real estate joint ventures | RealEstateVenture	3
Number of operating real estate properties																3				1
Number of development real estate properties																3				2
Number of self storage units | RealEstateVenture			7,740
Number of land parcels developed into self storage facilities | Landparcel			1
Acquisition Of Self Storage Facility [Member]
Business Acquisition [Line Items]
Net rentable area, primarily self storage space | ft²			853,900
Aurora Property [Member]
Business Acquisition [Line Items]
Purchase price		$ 12,000,000
Occupancy percentage		82.20%
Class A Common stock
Business Acquisition [Line Items]
Conversion of right to receive shares, description																					converted into the right to receive 2.1875 Class A Shares
Common Stock, par value | $ / shares																				$ 0.001	$ 0.001			$ 0.001
Class A Common stock | Strategic Storage Trust IV, Inc.
Business Acquisition [Line Items]
Common stock issued																			$ 23,100,000
Class A Common stock | S S G T I I Merger Agreement Member
Business Acquisition [Line Items]
Common stock issued																				$ 11,500,000